COMMON STOCK, STOCK OPTIONS AND WARRANTS (Details Narrative)			1 Months Ended							3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 09, 2017 $ / shares	Sep. 12, 2014 USD ($) Unit $ / shares shares	Jan. 31, 2017 shares	Oct. 31, 2016 Unit	Sep. 15, 2016	Jul. 31, 2016 $ / shares shares	Jun. 23, 2016 Unit $ / shares shares	Mar. 30, 2016 USD ($) $ / shares shares	Oct. 31, 2015 Unit $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Mar. 31, 2017 USD ($) Unit $ / shares shares	Mar. 31, 2016 USD ($)	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) Unit $ / shares shares	Sep. 30, 2015 USD ($) Unit $ / shares shares	Sep. 30, 2014 USD ($) Unit $ / shares shares	Aug. 16, 2016 $ / shares shares	Mar. 22, 2016 USD ($) $ / shares shares	May 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)
Common Stock Par Value | $ / shares	$ 0.001									$ 0.001		$ 0.001			$ 0.001	$ 0.001				$ 3.75
Common Stock Shares Issued			29,729							5,033,616		5,033,616		866,667	4,875,871	2,274,526	866,667			13,333
Common stock | $										$ 5,034		$ 5,034			$ 4,876	$ 2,275				$ 50,000
Reverse acquisition of common stock		333,333													5,000,000
Description of increase in authorized shares of common stock															Stockholders approved an increase in the number of shares of authorized common stock from 90,000,000 shares to 200,000,000 shares.
Description of reverse stock split	1-for-15				Reverse stock split of our common stock by a ratio of not less than 1-for-8 and not more than 1-for-20 at any time prior to September 15, 2017.

Stockholders granted the Board of Directors the authority to effect a reverse stock split of our common stock by a ratio of not less than 1-for-8 and not more than 1-for-20 at any time prior to September 15, 2017.

Deferred offering costs | $																					$ 25,000
Banking agreement for raise cash | $														$ 5,100,000			$ 5,100,000
Units issued to raise cash														566,667			566,667
Stock-based compensation expense | $										300,030	$ 115,614	541,544	$ 236,913	$ 470,185	$ 732,151	$ 486,271
Unrecognized total compensation cost related to unvested awards | $										$ 883,760		$ 883,760
Weighted average remaining life												18 months 36 days
Weighted average options granted | $ / shares						$ 7.70
Stock options purchase						138,267
Description of increase in authorized shares of common stock					Stockholders approved an increase in the number of shares of authorized common stock from 90,000,000 shares to 200,000,000 shares.
Number of unit offering | Unit				1,000,000
Common stock reserved for employees										20,171,370		20,171,370
Options to purchase of common stock										126,667		126,667			307,778	202,469
Exercise price of warrants | $ / shares										$ 9.00		$ 9.00			$ 9.00
Fair value of common stock | $												$ 298,774
Share issued			445,932
Common stock shares reserved for future issuance										20,171,370		20,171,370
Stock Options [Member]
Common Stock Shares Issued														866,667			866,667
Common stock outstanding										590,851		590,851		220,000	582,185	260,000	220,000
Shares available for future grants										4,137,230		4,137,230
Stock-based compensation expense | $														$ 470,185	$ 486,271	$ 732,151
Unrecognized total compensation cost related to unvested awards | $															$ 1,510,923
Weighted average remaining life															1 year 8 months 1 day	5 years	10 years
Stock options granted								6,035	26,667							6,667	220,000
Common stock exercise price per share | $ / shares								$ 13.65	$ 8.10					$ 6.75		$ 0.60	$ 6.75
Weighted average options granted | $ / shares									$ 4.17							$ 4.10	$ 5.15
Number of directors | Unit									2
Stock options vested								72,423
Estimated fair value | $								$ 670,242
Options to purchase of common stock														590,851			590,851
Stock Options [Member] | Stock Incentive Plan 2014 [Member]
Common Stock Shares Issued														275,816			275,816
Warrant [Member]
Common stock outstanding										1,344,759		1,344,759			1,203,940
Intrinsic value of warrant | $															$ 1,273,985
Weighted average remaining life															3 years 9 months 7 days
Stock options purchase								243,020										66,667
Exercise price of warrants | $ / shares																		$ 3.00
Offering Warrants 2016 [Member]
Common stock outstanding										128,017		128,017
Weighted average remaining life												3 years 5 months 5 days
Number of units sold | Unit												587,592
Other cash expenses related to private placement | $												$ 176,896
Common stock sale prise | $ / shares										$ 6.00		$ 6.00
Common stock exercise price per share | $ / shares										$ 8.25		$ 8.25
Estimated fair value | $										$ 58,759		$ 58,759
Stock sold										128,017		128,017
Stock sold for gross proceeds | $										$ 768,100		$ 768,100
Number of unit offering per share price | $ / shares												$ 0.40
Percentage of cash commission on gross proceeds												0.10
Additional warrant purchase												12,802
Warrant offering description												an expense allowance equal to 3% of the proceeds of the sale, and (ii) warrants to purchase a number of shares of common stock equal to 10% of the 2016 Offering Units sold at an exercise price of $0.55 per share.
Warrants outstanding										210,000		210,000
Exercise price of warrants | $ / shares										$ 8.25		$ 8.25
Expense allowance | $												$ 99,853
Placement Agent Unit Warrants [Member]
Common stock outstanding										45,334		45,334			45,334
Number of units sold, per unit | $ / shares												$ 0.40
Number of units sold | Unit												1,920,250
Additional warrant purchase												192,025
Warrant offering description												Company sold 1,920,250 2016 Offering Units, at a price of $0.40 per Unit, consisting of (i) one share of common stock and (ii) a warrant to purchase one share of common stock. Each 2016 Offering Warrant has an exercise price of $0.55 and is exercisable for five years from the date of issuance.
Exercise price of warrants | $ / shares										$ 9.00		$ 9.00			$ 9.00
Private Offering [Member]
Shares available for future grants															284,482
Number of additional units sold | Unit												1,000,000			290,000	189,136	66,667
Number of units sold, per unit | $ / shares		$ 9.00													$ 8.10	$ 8.10	$ 0.60
Number of units sold | Unit		226,671													17,778	13,333
Number of additional units sold, per unit | $ / shares												$ 0.60			$ 9.00	$ 9.00	$ 9.00
Number of units sold for gross proceeds | $		$ 2,040,040													$ 2,509,000	$ 1,652,000	$ 2,040,040
Placement Agent paid commissions and expenses | $															1,229,124	741,058	265,206
Other cash expenses related to private placement | $															81,312	142,507	$ 169,000
Derivative warrant liability | $															$ 1,198,564	$ 768,435
Common stock sold															5,000,000
Common stock sale prise | $ / shares															$ 0.60				$ 9.00
Common stock, value, Outstanding | $															$ 582,185
Common stock exercise price per share | $ / shares		$ 0.015
Description of warrant redeemable		Common stock has traded for twenty (20) consecutive trading days with a closing price of at least $22.50 per share with an average trading volume of 3,333 shares per day and (ii) the Company provides 20 trading days prior notice of the redemption and the closing price of the common stock is not less than $17.55 for more than any 3 days during such notice period and (iii) the underlying shares of common stock are registered.
Stock sold																			333,333
Stock sold for gross proceeds | $																			$ 3,000,000
Exercise price of warrants | $ / shares		$ 9.00
Four Director [Member]
Common stock exercise price per share | $ / shares							$ 12.00
Weighted average options granted | $ / shares							$ 6.58
Number of directors | Unit							4
Stock options purchase							13,333
LMB [Member]
Common Stock Shares Issued								1,942,456		1,942,456		1,942,456			1,942,456
Weighted average remaining life								10 years
Stock options granted								171,217
Common stock exercise price per share | $ / shares								$ 0.015
Stock options purchase								77,252
Fair value vested options | $								$ 461,808
Fair value unvested options | $								$ 461,808
Minimum [Member]
Common stock exercise price per share | $ / shares						$ 10.50
Minimum [Member] | Warrant [Member]
Exercise price of warrants | $ / shares								$ 6.15
Maximum [Member]
Common stock exercise price per share | $ / shares						$ 13.50
Maximum [Member] | Warrant [Member]
Exercise price of warrants | $ / shares								$ 20.70